                             PACIFIC CAPITAL FUNDS

                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND

                    SUPPLEMENT DATED JANUARY 1, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997

CLASS B SHARES

     The Trust is not currently offering Class B shares of the Funds. It currently anticipates that such shares will be available beginning in February 1998.

THE BOARD OF TRUSTEES

     Walter J. Laskey has been elected as a Trustee to replace Deborah G. Patterson. Mr. Laskey has been Executive Vice President (Private Client and Institutional Services) of Bank of Hawaii since 1993. He is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.

TRANSFER AGENT

     In February 1998, BISYS will become the Trust's transfer agent and dividend disbursing agent. All references to Administrative Data Management Corporation should be replaced with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219 (phone 800/258-9232).

     To purchase or redeem Fund shares by mail, please send all correspondence to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130.

                             PACIFIC CAPITAL FUNDS

                         U.S. TREASURY SECURITIES FUND
                SHORT-INTERMEDIATE U.S. TREASURY SECURITIES FUND
                         DIVERSIFIED FIXED INCOME FUND
                            TAX-FREE SECURITIES FUND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                    SUPPLEMENT DATED JANUARY 1, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997

CLASS B SHARES

     The Trust is not currently offering Class B shares of the Funds. It currently anticipates that such shares will be available beginning in February 1998.

FUND EXPENSES

     In addition to its voluntary waiver of a portion of its management fees for the Class A and Class B shares of the Tax-Free Short Intermediate Securities Fund, Pacific Century has voluntarily waived a portion of its management fees for Class A and Class B shares of the other Funds. As a result, the ANNUAL FUND OPERATING EXPENSES IN THE TABLE OF EXPENSES on page 4 of the Prospectus should be revised as follows:

                                                                SHORT
                                                             INTERMEDIATE                                         TAX-FREE SHORT
                                 U.S. TREASURY              U.S. TREASURY            DIVERSIFIED FIXED             INTERMEDIATE
                                SECURITIES FUND            SECURITIES FUND              INCOME FUND              SECURITIES FUND
                             ----------------------     ----------------------     ----------------------     ----------------------
                             CLASS A     CLASS B(b)     CLASS A     CLASS B(b)     CLASS A     CLASS B(b)     CLASS A     CLASS B(b)
                             -------     ----------     -------     ----------     -------     ----------     -------     ----------
ANNUAL FUND OPERATING
  EXPENSES (AS A
  PERCENTAGE OF AVERAGE
  NET ASSETS)
    Management Fees+.....     0.35%         0.35%        0.30%         0.30%        0.45%         0.45%        0.40%         0.40%
    12b-1 Fees (after
      waivers)...........     0.25%         1.00%        0.25%         1.00%        0.25%         1.00%        0.25%         1.00%
    Other Expenses (after
      waivers and
      reimbursements)....     0.31%         0.31%        0.32%         0.32%        0.30%         0.30%        0.34%         0.34%
    Total Fund Operating
      Expenses (after
      waivers and
      reimbursements)....     0.91%         1.66%        0.87%         1.62%        1.00%         1.75%        0.99%         1.74%


                                  TAX-FREE
                                 SECURITIES
                                    FUND
                           ----------------------
                           CLASS A     CLASS B(b)
                           -------     ----------
ANNUAL FUND OPERATING
  EXPENSES (AS A
  PERCENTAGE OF AVERAGE
  NET ASSETS)
    Management Fees+.....   0.45%         0.45%
    12b-1 Fees (after
      waivers)...........   0.25%         1.00%
    Other Expenses (after
      waivers and
      reimbursements)....   0.27%         0.27%
    Total Fund Operating
      Expenses (after
      waivers and
      reimbursements)....   0.97%         1.72%

---------------

+ Reflects waiver. See "Explanation of Table" below.

     The EXAMPLE on page 5 of the Prospectus should also be revised to reflect these additional voluntary fee waivers, as follows:

                                             SHORT
                                         INTERMEDIATE                                   TAX-FREE SHORT             TAX-FREE
                 U.S. TREASURY           U.S. TREASURY         DIVERSIFIED FIXED         INTERMEDIATE             SECURITIES
                SECURITIES FUND         SECURITIES FUND           INCOME FUND           SECURITIES FUND              FUND
              -------------------     -------------------     -------------------     -------------------     -------------------
              CLASS A     CLASS B     CLASS A     CLASS B     CLASS A     CLASS B     CLASS A     CLASS B     CLASS A     CLASS B
              -------     -------     -------     -------     -------     -------     -------     -------     -------     -------
1 year....     $  49       $  67       $  31       $  66       $  50       $  68       $  32       $  68       $  49       $  67
3 years...     $  68       $  82       $  50       $  81       $  71       $  85       $  53       $  85       $  70       $  84
5 years...     $  88       $ 110       $  70       $ 108       $  93       $ 115       $  76       $ 114       $  91       $ 113
10
  years...     $ 147       $ 183       $ 127       $ 172       $ 158       $ 190       $ 141       $ 188       $ 154       $ 187

     A shareholder would pay the following expenses on the same $1,000 investment, assuming no redemption.

1 year....        --       $  17          --       $  16          --       $  18          --       $  18          --       $  17
3 years...        --       $  52          --       $  51          --       $  55          --       $  55          --       $  54
5 years...        --       $  90          --       $  88          --       $  95          --       $  94          --       $  93
10
  years...        --       $ 183          --       $ 172          --       $ 190          --       $ 188          --       $ 187

     Absent these fee waivers and the other waivers and reimbursements currently reflected in the Prospectus, the percentages shown above under "Management Fees," "12b-1 Fees" (Class A shares only), "Other Expenses" and "Total Fund Operating Expenses" would be as follows: (i) .60%, 0.75%, 0.35% and 1.70% for the Class A shares of the U.S. Treasury Securities Fund; (ii) 0.50%, 0.75%, 0.37%, and 1.62% for the Class A shares of the Short Intermediate U.S. Treasury Securities Fund; (iii) 0.60%, 0.75%, 0.34%, and 1.69% for the Class A shares of the Diversified Fixed Income Fund; (iv) 0.50%, 0.75%, 0.39% and 1.64% for the Class A shares of the Tax-Free Short Intermediate Securities Fund; (v) 0.60%, 0.75%, 0.31% and 1.66% for the Class A shares of the Tax-Free Securities Fund;
(vi) 0.60%, 0.35% and 1.95% for the Class B shares of the U.S. Treasury Securities Fund; (vii) 0.50%, 0.37% and 1.87% for the Class B shares of the Short Intermediate U.S. Treasury Securities Fund; (viii) 0.60%, 0.34% and 1.94% for the Class B shares of the Diversified Fixed Income Fund; (ix) 0.50%, 0.39% and 1.89% for the Class B shares of the Tax-Free Short Intermediate Securities Fund; and (x) 0.60%, 0.31% and 1.91% for the Class B shares of the Tax-Free Securities Fund.

THE BOARD OF TRUSTEES

     Walter J. Laskey has been elected as a Trustee of the Trust to replace Deborah G. Patterson. Mr. Laskey has been Executive Vice President (Private Client and Institutional Services) of Bank of Hawaii since 1993. He is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.

TRANSFER AGENT

     In February 1998, BISYS will become the Trust's transfer agent and dividend disbursing agent. All references to Administrative Data Management Corporation should be replaced with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219 (phone 800/258-9232).

     To purchase or redeem Fund shares by mail, please send all correspondence to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130.

                             PACIFIC CAPITAL FUNDS

                              NEW ASIA GROWTH FUND

                    SUPPLEMENT DATED JANUARY 1, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997

CLASS B SHARES

     The Trust is not currently offering Class B shares of the Funds. It currently anticipates that such shares will be available beginning in February 1998.

THE BOARD OF TRUSTEES

     Walter J. Laskey has been elected as a Trustee of the Trust to replace Deborah G. Patterson. Mr. Laskey has been Executive Vice President (Private Client and Institutional Services) of Bank of Hawaii since 1993. He is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.

TRANSFER AGENT

     In February 1998, BISYS will become the Trust's transfer agent and dividend disbursing agent. All references to Administrative Data Management Corporation should be replaced with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219 (phone 800/258-9232).

     To purchase or redeem Fund shares by mail, please send all correspondence to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130.

                             PACIFIC CAPITAL FUNDS

                    SUPPLEMENT DATED JANUARY 1, 1998 TO THE
               CLASS Y SHARES PROSPECTUS DATED NOVEMBER 29, 1997

FUND EXPENSES

     In addition to its voluntary waiver of a portion of its management fees for the Class Y shares of the Tax-Free Short Intermediate Securities Fund, Pacific Century has voluntarily waived a portion of its management fees for Class Y shares of certain of the other Funds. As a result, the ANNUAL FUND OPERATING EXPENSES in the TABLE OF EXPENSES on page 5 of the Prospectus should be revised as follows:

                                                                                   SHORT
                                                                                INTERMEDIATE                    TAX-FREE
                                   DIVERSIFIED    GROWTH               NEW          U.S.                         SHORT
                                      FIXED        AND      GROWTH     ASIA       TREASURY       TAX-FREE     INTERMEDIATE
                       BALANCED      INCOME       INCOME    STOCK     GROWTH     SECURITIES     SECURITIES     SECURITIES
                         FUND         FUND         FUND      FUND      FUND         FUND           FUND           FUND
                       --------    -----------    ------    ------    ------    ------------    ----------    ------------
ANNUAL FUND
  OPERATING EXPENSES
  (as a percentage
    of average net
    assets)
  Management Fees...      0.08%        0.45%+       0.80%     0.80%     0.90%        0.30%+         0.45%+         0.40%+
  Other Expenses
    (after waivers
    and
  reimbursements)...      0.27%        0.30%        0.27%     0.27%     0.82%        0.32%          0.27%          0.34%
  Total Fund
    Operating
    Expenses (after
    waivers and
  reimbursements)...      1.07%        0.75%        1.07%     1.07%     1.72%        0.62%          0.72%          0.74%


                         U.S.
                       TREASURY
                      SECURITIES
                         FUND
                      ----------
ANNUAL FUND
  OPERATING EXPENSES
  (as a percentage
    of average net
    assets)
  Management Fees...      0.35%+
  Other Expenses
    (after waivers
    and
  reimbursements)...      0.31%
  Total Fund
    Operating
    Expenses (after
    waivers and
  reimbursements)...      0.66%

---------------
+ Reflects waiver. See "Explanation of Table below.

     The EXAMPLE on page 5 of the Prospectus should also be revised to reflect these additional voluntary fee waivers, as follows:

                                                                            SHORT
                                                                         INTERMEDIATE                    TAX-FREE
                            DIVERSIFIED    GROWTH               NEW          U.S.                         SHORT           U.S.
                               FIXED        AND      GROWTH     ASIA       TREASURY       TAX-FREE     INTERMEDIATE     TREASURY
                BALANCED      INCOME       INCOME    STOCK     GROWTH     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                  FUND         FUND         FUND      FUND      FUND         FUND           FUND           FUND           FUND
                --------    -----------    ------    ------    ------    ------------    ----------    ------------    ----------
Time Period
   1 year....     $ 11          $ 8         $ 11      $ 11      $ 17         $  6           $  7           $  8           $  7
   3 years...     $ 34          $24         $ 34      $ 34      $ 54         $ 20           $ 23           $ 24           $ 21
   5 years...     $ 59          $42         $ 59      $ 59      $ 93         $ 35           $ 40           $ 41           $ 37
  10 years...     $131          $93         $131      $131      $203         $ 77           $ 89           $ 92           $ 82

---------------

     Absent these fee waivers and the other waivers and reimbursements currently reflected in the Prospectus, the percentages shown above under "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would be as follows:
(i) 0.60%, 0.34% and 0.94% for the Diversified Fixed Income Fund; (ii) 0.50%, 0.37% and 0.87% for the Short Intermediate U.S. Treasury Securities Fund; (iii) 0.50%, 0.39% and 0.89% for the Tax-Free Short Intermediate Securities Fund; (iv) 0.60%, 0.31% and 0.91% for the Tax-Free Securities Fund; and (v) 0.60%, 0.35% and 0.95% for the U.S. Treasury Securities Fund.

THE BOARD OF TRUSTEES

     Walter J. Laskey has been elected as a Trustee of the Trust to replace Deborah G. Patterson. Mr. Laskey has been Executive Vice President (Private Client and Institutional Services) of Bank of Hawaii since 1993. He is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.

TRANSFER AGENT

     In February 1998, BISYS will become the Trust's transfer agent and dividend disbursing agent. All references to Administrative Data Management Corporation should be replaced with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219 (phone 800/258-9232).

     To purchase or redeem Fund shares by mail, please send all correspondence to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130.

                             PACIFIC CAPITAL FUNDS

                    SUPPLEMENT DATED JANUARY 1, 1998 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 1997

MANAGEMENT

     Deborah G. Patterson has resigned as a Trustee and officer of the Trust, and Walter J. Laskey has been elected as Trustee and Chairperson of the Trust. Mr. Laskey is Executive Vice President of Bank of Hawaii, Private Client and Institutional Services Group (1983-present). He was formerly Resident Vice President and Manager, Honolulu Complex, of Merrill Lynch Pierce Fenner & Smith, Inc. (1971-1993) and is Vice Chairman and Governor of Hawaii Community Foundation, Board Chairman of the Hawaii Children's Trust Fund Development Board, Board Member of the American Red Cross, Board Member of the University of Hawaii Foundation, Board Member of the Young Men's Christian Association, Member of the State of Hawaii Securities Advisory Council and Member of the Investment and Trust Services Advisory Committee of the American Bankers Association.

TRANSFER AGENT

     In February 1998, BISYS Fund Services will become the Transfer Agent for each of the Funds. All references to Administrative Data Management Corporation should be replaced with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219
(phone 800/258-9232).

     To purchase or redeem Fund shares by mail, please send all correspondence to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130.